Plan’s Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the Master Trust for the years ended December 31 are as follows:

	2025		2024
	Master Trust	Plan's Interest in the Master Trust	Master Trust	Plan's Interest in the Master Trust
Investments, at fair value:
Mosaic Company common stock	$13,661,386	$10,510,770	$14,786,436	$11,126,860
Mutual funds	90,608,478	75,652,509	94,246,522	77,088,575
Common collective trust funds	1,100,476,410	825,343,191	979,257,298	731,200,952
Money market fund	7,206,729	749,016	20,664,452	7,564,720
Total investments	1,211,953,003	912,255,486	1,108,954,708	826,981,107
Total assets	1,211,953,003	912,255,486	1,108,954,708	826,981,107
Net assets	$1,211,953,003	$912,255,486	$1,108,954,708	$826,981,107
Net investment income of the Master Trust for the years ended December 31 is summarized as follows:

	2025	2024
Interest and dividend income	$6,499,499	$9,000,268
Total net realized and unrealized appreciation in fair value of investments	165,306,458	112,791,494
Investment income	$171,805,957	$121,791,762
Plan's interest in the Master Trust investment income	$130,749,295	$95,026,811